Post Employment Benefits - Schedule of Expected Age at Death of an Average Worker Who Retires Currently at Age of 65, and One Who is Currently Aged 45 and Subsequently Retires at the Age of 65 (Detail) - yr
	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
United Kingdom [member] | Retiring currently at age 65 [member] | Male [member]
Disclosure of defined benefit plans [line items]
Expected age at death of an average worker	86.1	86.3	86.4
United Kingdom [member] | Retiring currently at age 65 [member] | Female [member]
Disclosure of defined benefit plans [line items]
Expected age at death of an average worker	88.4	88.1	88.3
United Kingdom [member] | Currently aged 45, retiring at age 65 [member] | Male [member]
Disclosure of defined benefit plans [line items]
Expected age at death of an average worker	88.2	88.2	88.6
United Kingdom [member] | Currently aged 45, retiring at age 65 [member] | Female [member]
Disclosure of defined benefit plans [line items]
Expected age at death of an average worker	90.5	90.5	91.2
Ireland [member] | Retiring currently at age 65 [member] | Male [member]
Disclosure of defined benefit plans [line items]
Expected age at death of an average worker	86.4	86.3	86.2
Ireland [member] | Retiring currently at age 65 [member] | Female [member]
Disclosure of defined benefit plans [line items]
Expected age at death of an average worker	89.2	89.0	88.9
Ireland [member] | Currently aged 45, retiring at age 65 [member] | Male [member]
Disclosure of defined benefit plans [line items]
Expected age at death of an average worker	89.4	89.2	89.1
Ireland [member] | Currently aged 45, retiring at age 65 [member] | Female [member]
Disclosure of defined benefit plans [line items]
Expected age at death of an average worker	92.1	91.9	91.8
United States [member] | Retiring currently at age 65 [member] | Male [member]
Disclosure of defined benefit plans [line items]
Expected age at death of an average worker	86.0	85.9	86.3
United States [member] | Retiring currently at age 65 [member] | Female [member]
Disclosure of defined benefit plans [line items]
Expected age at death of an average worker	88.0	87.9	88.3
United States [member] | Currently aged 45, retiring at age 65 [member] | Male [member]
Disclosure of defined benefit plans [line items]
Expected age at death of an average worker	87.6	87.5	88.0
United States [member] | Currently aged 45, retiring at age 65 [member] | Female [member]
Disclosure of defined benefit plans [line items]
Expected age at death of an average worker	89.6	89.5	89.9